Property plant and equipment net (Tables)	12 Months Ended
Sep. 30, 2023
Property, plant, and equipment, net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	September 30,	September 30,
	2023	2022

Machinery and equipment	$9,498,312	$9,217,130
Property and buildings	7,621,567	7,139,369
Vehicles	215,198	227,030
Office equipment	86,291	101,878
Subtotal	17,421,368	16,685,407
Construction in progress	5,162,523	5,294,970
Less: accumulated depreciation	(8,749,498)	(7,441,691)
Property, plant and equipment, net	$13,834,393	$14,538,686